SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
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SUBSEQUENT EVENTS

NOTE 4 – SUBSEQUENT EVENTS:

1.

In February 2023, the Company entered a Standby Equity Facility to raise up to USD 25,000 thousand of common stock over the course of 36 months. the Company will issue to the investor the common stock at a purchase price as one of two options (i) equal to 96% of the weighted average price (“VWAP”) of the common stock during the applicable pricing period (ii) equal to 97% of the lowest VWAP of the common stock during a pricing period of 3 consecutive trading days commencing on the relevant period. the Company issued in advance part of the common stocks for proceeds of USD 3,500 thousand as follows (i) USD 1,500 thousand at the initial closing (was received on March 2023) (ii) USD 2,000 thousand upon effectiveness of a registration statement that was filed on March 2023.

2.

On January 25, 2023, Security Matters Limited issued 250,000 convertible notes for an aggregate amount of USD 250 thousand. These convertible notes have a maturity date of the earlier between December 31, 2024 and the date of any change in control (excluding the Business Combination). The convertible notes have an interest rate of 15% per annum. The convertible notes shall be converted into common shares of the Company at a conversion price of USD 10.

NOTE 4 – SUBSEQUENT EVENTS (CONT.):

3.

Between August 2022 to January 2023, Security Matters Limited entered into bridge loan agreements (the “Bridge Loans”) with eleven lenders, which lent Security Matters Limited an aggregate amount of USD 3,860 thousand. The Bridge Loans have a maturity date of up to two years and bear interest rate of 10% per annum. The Bridge Loans were accounted for in accordance with amortized cost method.

As part of the Bridge Loans agreements, the lenders were granted with two types of warrants:

(i)	Bonus Warrants – 243,000 warrants to purchase ordinary shares of the Company at an exercise price of USD 11.50 per share. The Bonus Warrants term is five years commencing upon the Business Combination.

(ii)

Redeemable Warrants – 597,000 warrants to purchase ordinary shares of the Company at a purchase price of USD 11.50 per share. The Redeemable Warrants term is five years commencing upon the Business Combination. The Redeemable Warrants shall be redeemable on a non-cumulative basis at the option of the holder, according to a schedule for USD 5.00 per warrant.

Each investor has the option to decide that Security Matters Limited will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary.

In March 2023, Security Matters Limited signed an addendum to the Bridge Loans agreements which convert USD 1,350 thousand into common shares and defer the payments to March 31, 2024.

4.

The Company’s board of directors and its shareholders approved and adopted the SMX Public Limited Company 2022 Incentive Equity Plan, which was subsequently amended on April 25, 2023, which reserved for grant a number of Ordinary Shares equal to 15% of the number of issued and outstanding Ordinary Shares on a fully diluted basis immediately after the closing of the Business Combination, or 5,082,417 authorized ordinary shares.

5.	The financial statements were authorized for issuance on April 25, 2023.

Security Matters Limited [Member]
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SUBSEQUENT EVENTS

NOTE 24 – SUBSEQUENT EVENTS:

Since the reporting date the following significant events have occurred:

1.	On January 25, 2023, the Company issued 250,000 in principal amount of convertible notes for an aggregate amount of 250. These convertible notes have a maturity date of the earlier between December 31, 2024 and the date of any change in control (excluding the Business Combination). The convertible notes has an interest rate of 15% per annum. The convertible notes shall be converted into common shares at a conversion price of USD 10.
2.	In January 2023, the Company signed an amendment to the agreement with Isorad that determine the following: (1) for the BCA with Lionheart, Isorad was issued (a) 864,000 options to purchase shares of the Company, the options were issued in January 2023 and valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 3.42%; (2) expected volatility: 81.92%: (3) expected term: up to 3 years; and (4) expected dividend yield: 0%; (b) Additionally, Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter (to be paid after reaching an aggregated received amount of 27 million, or at the end of such 13 months, the earlier thereof). (2) Exit fee - in the occurrence of the first M&A event (as such event is defined in such agreement to include mergers, sale of all or substantially all the assets of the Company and similar event) after the closing of the BCA with SPAC, the Company is to pay a cash amount equal to 1.5% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.
3.	On March 2, 2023, the Group signed an amendment that postponed the Bonus payment from borrowing from related party to March 31, 2024 (see Note 11).
4.	In February 2023, SMX PLC entered a Standby Equity Facility to raise up to USD $25,000 of common stock over the course of 36 months. SMX PLC will issue to the investor the common stock at a purchase price as one of two options (i) equal to 96% of the weighted average price (“VWAP”) of the common stock during the applicable pricing period (ii) equal to 97% of the lowest VWAP of the common stock during a pricing period of 3 consecutive trading days commencing on the relevant period. SMX PLC issued in advance part of the common stocks for proceeds of $3,500 as follows (i) $1,500 at the initial closing (was received on March 2023) (ii) $2,000 upon effectiveness of a registration statement that was initially filed in March 2023.
5.	During 2023, the Company entered into an additional bridge loan agreement (the “Additional Bridge Loans”), in which the Company raised an aggregate amount of $550. The Additional Bridge Loans have a maturity date of up to two years and bears interest rate of 10% per annum.
6.	In March 2023, the Group signed an addendum to the Bridge Loans agreements (see also Note 12) which converted $1,350 into common shares and deferred the remaining cash payments to March 31, 2024.
7.	On March 7, 2023, certain of the Company’s Convertible Notes (see also Note 6) were converted to 1,000,000 ordinary shares of the Company.
8.	The financial statements were authorized for issuance on April 25, 2023.